Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Ordinary shares, par value (in Dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	9,950,000,000	9,950,000,000
Ordinary shares, issued	93,058,197	61,827,883
Ordinary shares, outstanding	93,058,197	61,827,883
Series A and Series A-1 Redeemable Convertible Preferred Stock
Redeemable convertible preferred shares, par value (in Dollars per share)	$ 0.000005	$ 0.000005
Redeemable convertible preferred shares, shares authorized	50,000,000	50,000,000
Redeemable convertible preferred shares, shares issued	21,548,589	21,548,589
Redeemable convertible preferred shares, shares outstanding	21,548,589	21,548,589
Series B Redeemable Convertible Preferred Stock
Redeemable convertible preferred shares, par value (in Dollars per share)	$ 0.000005	$ 0.000005
Redeemable convertible preferred shares, shares authorized	100,000,000	100,000,000
Redeemable convertible preferred shares, shares issued	65,414,858	65,414,858
Redeemable convertible preferred shares, shares outstanding	65,414,858	65,414,858